NOTE 11 - CONCENTRATIONS (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 11 - CONCENTRATIONS

NOTE 11 - CONCENTRATIONS

Revenue

The Company has one affiliated provider, who is a director of the Company with revenues that represented approximately 1% and 6% of net revenues as of December 31, 2012 and 2011, respectively.

The Company’s top five unaffiliated providers represented approximately 94% of revenues for the year ended December 31, 2012. The Company’s top five unaffiliated providers represented approximately 33%, of revenues for the year ended December 31, 2011.  The Company enjoys good relations with these providers. However, the loss of any of these providers, if not replaced, could have an adverse impact on the Company’s operations.